Segment, Product and Geographic Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 106,474	$ 91,688
INX and its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	58,530	48,443
Customer A And Its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 47,944	$ 43,245